6. FINANCIAL RISK MANAGEMENT (Details 6) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	$ 15,357	$ 5,030
Cash and cash equivalents	799	1,421	$ 517	$ 335
Total assets	37,693	24,028
Total liabilities	63,075	40,335
Level 1
Disclosure of financial assets [line items]
Derivative financial instruments	0	0
Other receivables	590	29
Total assets	15,203	4,870
Derivative financial instruments	0
Total liabilities	0
Level 2
Disclosure of financial assets [line items]
Derivative financial instruments	4	13
Other receivables	0	0
Total assets	4	13
Derivative financial instruments	82
Total liabilities	82
Level 3
Disclosure of financial assets [line items]
Derivative financial instruments	0	0
Other receivables	0	0
Total assets	150	150
Derivative financial instruments	0
Total liabilities	0
Total
Disclosure of financial assets [line items]
Derivative financial instruments	4	13
Other receivables	590	29
Total assets	15,357	5,033
Derivative financial instruments	82
Total liabilities	82
Corporate securities
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss		12
Corporate securities | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss		12
Corporate securities | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss		0
Corporate securities | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss		0
Government securities
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	5,024	1,576
Government securities | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	5,024	1,576
Government securities | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	0	0
Government securities | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	0	0
Shares
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	150	150
Shares | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	0	0
Shares | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	0	0
Shares | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	150	150
Investment funds
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	9,589	3,189
Cash and cash equivalents		61
Investment funds | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	9,589	3,189
Cash and cash equivalents		61
Investment funds | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	0	0
Cash and cash equivalents		0
Investment funds | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss	$ 0	0
Cash and cash equivalents		0
Other
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss		3
Other | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss		3
Other | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss		0
Other | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through profit and loss		$ 0